CONSOLIDATED STATEMENTS OF COMPREHENSIVE INCOME (LOSS) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2015	Dec. 31, 2014
CONSOLIDATED STATEMENTS OF COMPREHENSIVE INCOME (LOSS)
Net income	$ 86	$ 2,102
Unrealized gains on securities available-for-sale:
Unrealized holding (gain) loss arising during the period	(256)	764
Reclassification adjustment for gains included in net income	(74)	(123)
Income tax effect	129	(256)
Total other comprehensive income (loss)	(201)	385
Comprehensive income (loss)	$ (115)	$ 2,487